Short-Term and Long-Term Investments - Additional Information (Detail)	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Aug. 03, 2011 Index-linked note USD ($)	Aug. 31, 2007 Index-linked note USD ($)	Dec. 31, 2010 Index-linked note USD ($)	Aug. 31, 2007 Index-linked note Maximum	Aug. 31, 2007 Index-linked note Minimum	Dec. 31, 2011 Note B - embedded derivative USD ($)	Dec. 31, 2010 Note B - embedded derivative USD ($)	Nov. 30, 2009 Acorn Hong Kong USD ($)	Nov. 30, 2009 Acorn Hong Kong Maximum Japanese Company	Nov. 16, 2011 Acorn Hong Kong Common Stock USD ($)	Nov. 16, 2011 Acorn Hong Kong Common Stock JPY (¥)	Nov. 30, 2009 Acorn Hong Kong Common Stock	Dec. 31, 2011 Acorn Hong Kong Common Stock USD ($)	Nov. 16, 2011 Acorn Hong Kong Stock Option USD ($)	Nov. 16, 2011 Acorn Hong Kong Stock Option JPY (¥)	Dec. 31, 2011 Acorn Hong Kong Stock Option USD ($)	Nov. 30, 2009 Acorn Hong Kong Stock Options USD ($)	Dec. 31, 2010 Acorn Hong Kong Stock Options USD ($)
Investment [Line Items]
Investment share purchased													950,000					450
Ordinary share, share subscriptions									1,000
Cash consideration to purchase investment									$ 1,541,142
Percentage of ownership interest										20.00%
Option exercise period									3 years
Value of share options																		185,818	243,914
Gain due to changes in fair value of derivative																			28,722
Investment share disposed											950,000	950,000			450	450
Proceeds from disposal of investment		7,120,000									1,500,000	111,800,000			6	450
Gain (Loss) on sales of long-term investment	546,642						(255,453)							97,189			(243,908)
Contractual variable interest rate					12.00%	0.00%
Maturity date of note			Aug. 03, 2019
Initial fair values of embedded derivative			5,287,940
Long-term investments								848,000
Gain on sales of long-term investment				$ 170,690